Related Party Transactions - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Time-charter revenues	$ 392	$ 13,728	$ 13,506
Pool management fees and commissions	(10,445)	(5,292)	(4,043)
Commercial management fees	(1,236)	(1,117)	(1,079)
Vessel operating expenses	(137,164)	(98,403)	(91,667)
Strategic and administrative service fees	(8,356)	(8,676)	(10,783)
Technical management fee [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	(7,039)	(5,613)	(5,637)
Entities under Common Control [Member]
Related Party Transaction [Line Items]
Time-charter revenues	4,558	6,572
Bareboat charter revenues	0	1,156	9,928
Commercial management fees	(246)	(226)
Strategic and administrative service fees	(660)	(861)	$ (927)
Entities under Common Control [Member] | Technical management fee [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	$ (430)	$ (399)